Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

As of the dates specified below, intangible assets consisted of the following:

	Yen in thousands
	At September 30,
	2024	2023
Participation Right, representing total intangible assets	¥123,986	¥28,736
Total intangible assets	123,986	28,736
Less: Accumulated Amortization	(18,708)	(8,551)
Total intangible assets	¥105,278	¥20,185